Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Aug. 12, 2019	Dec. 31, 2018
Financial assets and liabilities
Fair value of assets	$ 45	$ 7
Contractual or notional amounts of assets	834	734
Fair value of liabilities	130	61
Contractual or notional amounts of liabilities	1,749	1,540
Derivative financial instruments - non-current	9	4
Derivative financial instruments	36	3
Derivative financial instruments	26	44
Derivative financial instruments	104	17
Metal forward contracts
Financial assets and liabilities
Fair value of assets	29	4
Contractual or notional amounts of assets	233	100
Fair value of liabilities	6	10
Contractual or notional amounts of liabilities	113	252
Cross currency interest rate swaps
Financial assets and liabilities
Fair value of assets	10	3	$ 17
Contractual or notional amounts of assets	233	600
Fair value of liabilities	115	35
Contractual or notional amounts of liabilities	1,300	913
Derivative financial instruments	105	32		$ 113
Forward foreign exchange contracts
Financial assets and liabilities
Fair value of assets	5
Contractual or notional amounts of assets	356	31
Fair value of liabilities	9	13
Contractual or notional amounts of liabilities	326	351
NYMEX gas swaps
Financial assets and liabilities
Fair value of assets	1
Contractual or notional amounts of assets	12	3
Fair value of liabilities		3
Contractual or notional amounts of liabilities	$ 10	$ 24